Capital Management - Summary of Capital Structure (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [abstract]
Loans and borrowings (current and non-current) (Note 26(b))	¥ 2,230,000	$ 344,598	¥ 2,055,046
Lease liabilities (current and non-current) (Note 25)	39,778	6,147	60,007
Trade and other payables (current and non-current) (Note 22)	10,302,531	1,592,034	8,644,393
Less: Cash and bank balances (Note 16)	(6,447,538)	(996,328)	(6,390,918)
Net debts	6,124,771	946,451	4,368,528
Equity attributable to equity holders of the parent	9,014,624	1,393,016	8,767,529
Total capital and net debts	¥ 15,139,395	$ 2,339,467	¥ 13,136,057